Oil And Gas Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Oil And Gas Properties [Abstract]
Property acquired from Shamrock	$ 1,970
Properties acquired from White River	4,165
Total OGML Properties	$ 6,135